UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2019

Date of reporting period:	July 31, 2018

Item 1. Schedule of Investments:

Putnam Capital Spectrum Fund

The fund's portfolio
7/31/18 (Unaudited)

COMMON STOCKS (86.2%)(a)
	Shares	Value

Biotechnology (0.8%)

Medicines Co. (The)(NON)(S)	359,400	$14,278,962

		14,278,962
Cable television (21.8%)

DISH Network Corp. Class A(NON)	12,370,384	390,409,317

		390,409,317
Chemicals (4.1%)

W.R. Grace & Co.	990,432	73,153,308

		73,153,308
Commercial and consumer services (—%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $351) (Private) (Germany)(NON)(F)(RES)	264	232

New Middle East Other Assets GmbH (acquired 8/2/13, cost $136) (Private) (Germany)(NON)(F)(RES)	102	89

		321
Consumer services (0.2%)

Global Fashion Group SA (acquired 8/2/13, cost $17,399,601) (Private) (Luxembourg)(NON)(F)(RES)	410,732	3,861,761

		3,861,761
Electrical equipment (0.2%)

Emerson Electric Co.	54,500	3,939,260

		3,939,260
Electronics (0.2%)

NXP Semiconductor NV(NON)	46,100	4,395,174

		4,395,174
Gaming and lottery (—%)

Caesars Entertainment Corp.(NON)	21,769	245,990

		245,990
Household furniture and appliances (—%)

HC Brillant Services GmbH (acquired 8/2/13, cost $351) (Private) (Germany)(NON)(F)(RES)	528	463

		463
Investment banking/Brokerage (1.4%)

Altisource Portfolio Solutions SA(NON)	766,804	25,542,241

		25,542,241
Machinery (0.2%)

Roper Technologies, Inc.	13,400	4,045,460

		4,045,460
Medical technology (1.6%)

STAAR Surgical Co.(NON)	938,559	28,954,545

		28,954,545
Oil and gas (4.0%)

Pioneer Natural Resources Co.	376,800	71,316,936

		71,316,936
Pharmaceuticals (27.2%)

Jazz Pharmaceuticals PLC(NON)	2,817,521	487,656,535

		487,656,535
Real estate (2.9%)

Front Yard Residential Corp.(R)(AFF)	5,314,754	51,340,524

		51,340,524
Telecommunications (21.6%)

EchoStar Corp. Class A(NON)	8,595,851	386,727,336

		386,727,336

Total common stocks (cost $1,228,016,807)		$1,545,868,133

CONVERTIBLE PREFERRED STOCKS (3.3%)(a)
	Shares	Value

Altisource Asset Management Corp. zero % cv. pfd. (acquired 3/17/14, cost $31,800,000) (Virgin Islands)(NON)(RES)	31,800	$11,130,000

Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $41,229,017) (Private)(NON)(F)(RES)	1,219,168	48,766,720

Total convertible preferred stocks (cost $73,029,017)		$59,896,720

INVESTMENT COMPANIES (2.7%)(a)
	Shares	Value

VanEck Vectors Gold Miners ETF	2,305,200	$49,054,656

Total investment companies (cost $55,204,668)		$49,054,656

PREFERRED STOCKS (1.2%)(a)
	Shares	Value

Ligado Networks, LLC Ser. A-2, 16.625% sr. pfd. (acquired 12/7/15, cost $27,599,994) (Private)(NON)(F)(RES)	2,840,908	$22,080,024

Total preferred stocks (cost $27,599,994)		$22,080,024

SENIOR LOANS (0.8%)(a)(c)
	Principal amount	Value

New LightSquared bank term loan FRN (BBA LIBOR USD 3 Month + 12.50%), 14.82% (14.82%), 12/7/20(PIK)	$48,794,836	$14,394,477

Total senior loans (cost $46,366,362)		$14,394,477

CORPORATE BONDS AND NOTES (0.4%)(a)
	Principal amount	Value

Talos Production, LLC/Talos Production Finance, Inc. 144A company guaranty notes 11.00%, 4/3/22	$6,831,196	$7,138,600

Total corporate bonds and notes (cost $7,172,081)		$7,138,600

SHORT-TERM INVESTMENTS (6.7%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 2.21%(AFF)	12,913,640	$12,913,640

Putnam Short Term Investment Fund 2.05%(AFF)	107,621,001	107,621,001

Total short-term investments (cost $120,534,641)		$120,534,641

TOTAL INVESTMENTS

Total investments (cost $1,557,923,570)		$1,818,967,251

Key to holding's abbreviations
ETF	Exchange Traded Fund
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2018 through July 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,793,332,334.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $85,839,289, or 4.8% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:

Name of affiliate	Fair value as of 4/30/18	Purchase cost	Sale proceeds	Investment income	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 7/31/18	Fair value as of 7/31/18
Short-term investments
Putnam Cash Collateral Pool, LLC ‡ #	$18,297,500	$164,881,161	$170,265,021	$111,825	$—	$—	12,913,640	$12,913,640
Putnam Short Term Investment Fund **	114,737,488	316,034,484	323,150,971	898,111	—	—	107,621,001	107,621,001

Total Short-term investments	133,034,988	480,915,645	493,415,992	1,009,936	—	—	120,534,641	120,534,641
Common stocks *
Financials
Altisource Portfolio Solutions SA †	23,733,094	—	3,038,960	—	(5,243,500)	10,091,607	—	—
Front Yard Residential Corp.	52,190,884	—	—	797,213	—	(850,360)	5,314,754	51,340,524
Health care
Jazz Pharmaceuticals PLC †	628,083,322	—	222,999,613	—	59,014,974	23,557,852	—	—

Total Common stocks	704,007,300	—	226,038,573	797,213	53,771,474	32,799,099	5,314,754	51,340,524

Totals	$837,042,288	$480,915,645	$719,454,565	$1,807,149	$53,771,474	$32,799,099	125,849,395	$171,875,165

‡ No management fees are charged to Putnam Cash Collateral Pool, LLC.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $12,913,640, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $12,848,682.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Security was not in affiliation as of the end of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments (including securities sold short, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price (ask price for securities sold short, if any) and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$73,153,308	$—	$—
Capital goods	7,984,720	—	—
Communication services	777,136,653	—	—
Consumer cyclicals	245,990	—	784
Consumer staples	—	—	3,861,761
Energy	71,316,936	—	—
Financials	76,882,765	—	—
Health care	530,890,042	—	—
Technology	4,395,174	—	—
Total common stocks	1,542,005,588	—	3,862,545
Convertible preferred stocks	—	—	59,896,720
Corporate bonds and notes	—	7,138,600	—
Investment companies	49,054,656	—	—
Preferred stocks	—	—	22,080,024
Senior loans	—	14,394,477	—
Short-term investments	107,621,001	12,913,640	—

Totals by level	$1,698,681,245	$34,446,717	$85,839,289

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of 4/30/18	Accrued discounts/premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of 7/31/18
Common stocks*:
Consumer cyclicals	$809	$—	$—	$(25)	$—	$—	$—	$—	$784
Consumer staples	3,988,080	—	—	(126,319)	—	—	—	—	3,861,761

Total common stocks	$3,988,889	$—	$—	$(126,344)	$—	$—	$—	$—	$3,862,545
Convertible preferred stocks	$53,631,070	—	432,729	8,662,086	—	(2,829,165)	—	—	$59,896,720
Preferred stocks	$22,080,024	—	—	—	—	—	—	—	$22,080,024

Totals	$79,699,983	$—	$432,729	$8,535,742	$—	$(2,829,165)	$—	$—	$85,839,289

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes$8,600,255 related to Level 3 securities still held at period end.

The table below represents quantitative information on internally priced Level 3 securities that were valued using unobservable inputs. The table excludes securities with valuations provided by a broker.
Description	Fair Value	Valuation Techniques	Unobservable Input	Range of unobservable inputs (Weighted Average)	Impact to Valuation from an Increase in Input (1)

Private equity	$784	Market transaction price	Liquidity discount	25%	Decrease

Private equity	$3,861,761	Comparable multiples	EV/sales multiple	1.1x-2.0x (1.518x)	Increase
			Liquidity discount	25%	Decrease
			Uncertainty discount	10%	Decrease

Private equity	$22,080,024	Market transaction price	Liquidity discount	20%	Decrease

(1) Expected directional change in fair value that would result from an increase in the unobservable input.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: September 27, 2018